INVESTMENTS IN REHABILITATION AND OTHER FUNDS	12 Months Ended
Jun. 30, 2026
Miscellaneous non-current assets [abstract]
INVESTMENTS IN REHABILITATION AND OTHER FUNDS	INVESTMENTS IN REHABILITATION AND OTHER FUNDS

ACCOUNTING POLICIES
Investments in Guardrisk Cell Captive
Funds invested in the Guardrisk Cell Captive, held within Guardrisk Insurance Company Limited (“GICL”) or (“Guardrisk”)
are non-derivative financial assets categorised as financial assets measured at fair value through profit and loss as the funds are invested by Anchor Capital, through Guardrisk, in income and hedge funds. These assets are initially measured at fair value and subsequent changes in fair value are recognised in profit or loss as they arise and included in finance income. The investments in GICL are for the sole use of environmental financial guarantees, directors’ and officers’
insurance and other insurance requirements.
The investments in the Guardrisk Cell Captive are for the sole use as determined in the insurance policies and are therefore included in non-current assets.

11INVESTMENTS IN REHABILITATION AND OTHER FUNDS continued
Investment in Guardrisk Cell Captive – Funding of environmental rehabilitation activities (refer note 10)
Funding for environmental rehabilitation activities is held in a ring-fenced policy within the Guardrisk Cell Captive, issued by
GICL, which has provided the rehabilitation financial guarantees. These funds are ring-fenced exclusively to meet current and future environmental rehabilitation obligations throughout the life-of-mine and upon mine closure.
Environmental rehabilitation payments to reduce the environmental rehabilitation obligations and ongoing rehabilitation expenditure are mostly funded by cash generated from operations.
GICL has guarantees in issue amounting to R943.1 million (2025: R941.3 million) to the Department of Mineral and Petroleum
Resources (“DMPR”) on behalf of DRDGOLD related to the environmental obligations. The funds for environmental rehabilitation in the cell captive serve as collateral for these guarantees.
Investment in Guardrisk Cell Captive – Directors’ and officers’ insurance
During previous years, premiums were paid into the Guardrisk Cell Captive for the creation of self-insurance for the Group’s directors and officers. The policy came to an end on 30 June 2024. The funds remain within the cell captive for self insurance.
Investment in Guardrisk Cell Captive – Other funds
These are existing funds within the cell captive which were previously part of the old environmental rehabilitation policy held for purposes of obtaining environmental rehabilitation guarantees. The funds remain within the cell captive for self insurance.

Amounts in R million	Note	2026	2025

Investment in Guardrisk Cell Captive (a)
Balance at the beginning of the year		1,002.8	912.5
Growth	6	97.8	90.3

Investments in rehabilitation and other funds		1,100.6	1,002.8

(a) Investment in Guardrisk Cell Captive allocation
Environmental rehabilitation		841.5	765.0
Directors’ and officers’ insurance		128.4	118.4
Other funds		130.7	119.4
		1,100.6	1,002.8
CREDIT RISK
The Group is exposed to credit risk on the carrying value of investments held in the Guardrisk Cell Captive. To manage this exposure, the funds are invested by the Guardrisk Cell Captive in Anchor Capital in accordance with an approved investment mandate. The portfolio comprises a diversified mix of low- to medium-risk investments. Environmental rehabilitation funds invested in 70% low-risk, interest-bearing income funds and 30% invested in hedge funds (2025: 70% income funds and 30%
hedge funds). Other funds and Directors’ and officers’ insurance funds are invested fully in low risk income funds.
MARKET RISK
Interest rate risk
A change of 100 basis points (bp) in interest rates at the reporting date would have increased/(decreased) equity and profit/
(loss) by the amounts shown below. This analysis assumes that all other variables, in particular the balance of the funds, remain constant. The analysis excludes income tax.

Amounts in R million	2026	2025

100bp increase	11.0	10.0
100bp (decrease)	(11.0)	(10.0)

11INVESTMENTS IN REHABILITATION AND OTHER FUNDS continued
MARKET RISK continued
Other market price risk
The Group is exposed to equity price risk through its investments in hedge funds. A 10% increase/(decrease) in market prices at the reporting date would have resulted in a change in profit/(loss) by the amounts shown below. The sensitivity analysis assumes that all other variables remain constant. The analysis excludes income tax.

Amounts in R million	2026	2025

10% increase	25.3	23.0
10% (decrease)	(25.3)	(23.0)
FAIR VALUE OF FINANCIAL INSTRUMENTS
The investment in the Guardrisk Cell Captive is classified as a Level 2 financial instrument. Fair value is determined using valuation techniques based on observable market inputs, including the net asset value of the underlying investments held in the fund.
The fair value of the investment approximates its carrying value due to the nature of the underlying investments and the valuation methodology applied. Refer to note 25.